Share-Based Compensation - Schedule of Restricted Share Unit Activities (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Jun. 30, 2025 $ / shares shares
Share-Based Compensation [Line Items]
Number of RSUs Outstanding Balance | shares
Weighted Average Grant Date Fair Value Outstanding Balance | $ / shares
Number of RSUs Granted | shares	9,892,382
Weighted Average Grant Date Fair Value Granted | $ / shares	$ 3.46
Number of RSUs Forfeited | shares
Weighted Average Grant Date Fair Value Forfeited | $ / shares
Number of RSUs Vested | shares	(9,892,382)
Weighted Average Grant Date Fair Value Vested | $ / shares	$ 3.46
Number of RSUs Outstanding balance | shares
Weighted Average Grant Date Fair Value Outstanding balance | $ / shares